Net finance income (expense)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Net finance income (expense)

7.	Net finance income (expense)

	Jan-Jun/2023	Jan-Jun/2022	Apr-Jun/2023	Apr-Jun/2022
Finance income	981	881	516	619
Income from investments and marketable securities (Government Bonds)	757	532	424	369
Other finance income	224	349	92	250
Finance expenses	(1,712)	(1,716)	(868)	(959)
Interest on finance debt	(1,053)	(1,223)	(512)	(693)
Unwinding of discount on lease liabilities	(758)	(624)	(400)	(334)
Discount and premium on repurchase of debt securities	−	(110)	−	(84)
Capitalized borrowing costs	589	535	318	297
Unwinding of discount on the provision for decommissioning costs	(431)	(267)	(219)	(137)
Other finance expenses	(59)	(27)	(55)	(8)
Foreign exchange gains (losses) and indexation charges	88	(1,767)	331	(2,858)
Foreign exchange gains (losses) (1)	2,320	781	1,523	(1,640)
Reclassification of hedge accounting to the Statement of Income (1)	(2,232)	(2,488)	(1,078)	(1,108)
Monetary restatement of anticipated dividends and dividends payable	(429)	(280)	(397)	(280)
Recoverable taxes inflation indexation income	95	45	31	24
Other foreign exchange gains and indexation charges, net	334	175	252	146
Total	(643)	(2,602)	(21)	(3,198)

(1)	For more information, see notes 27.3a and 27.3c.